Eaton Vance-Atlanta Capital
                             Intermediate Bond Fund
                       Eaton Vance-Atlanta Capital Large-
                                Cap Growth Fund
                       Eaton Vance-Atlanta Capital Small-
                                    Cap Fund

                         Supplement to Prospectus dated
                                February 1, 2004





Class R shares of the above Funds are no longer available for purchase.





July 23, 2004                                                         ATLRPROSPS